Employee benefit expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Employee benefit expenses
Wages and salaries	¥ 1,165,604	¥ 587,940	¥ 457,050
Welfare and other benefits	252,907	141,708	106,122
Sharebased payments	62,315	7,751	376
Employee benefit expenses	¥ 1,480,826	¥ 737,399	¥ 563,548